Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Redeemable Convertible Preferred Stock Preferred Stock
Beginning balance at Dec. 31, 2019		$ (260,797)	$ 1	$ 3,162	$ 189	$ (264,149)	$ 353,692
Beginning balance (in shares) at Dec. 31, 2019			21,140,014				51,518,255	[1]
Issuance of common stock upon exercise of stock options		333		333
Issuance of common stock upon exercise of stock options (Shares)			276,422
Issuance of warrants		1,357		1,357
Stock-based compensation		1,749		1,749
Foreign currency translation adjustments		695			695
Net loss		(157,784)				(157,784)
Ending balance at Dec. 31, 2020		(414,447)	$ 1	6,601	884	(421,933)	$ 353,692
Ending balance (in shares) at Dec. 31, 2020			21,416,436				51,518,255	[1]
Issuance of common stock upon exercise of stock options		$ 1,799		1,799
Issuance of common stock upon exercise of stock options (Shares)		28,793,750	1,207,353
Issuance of Series C redeemable convertible preferred stock (net of issuance costs)							$ 15,000
Issuance of Series C redeemable convertible preferred stock (net of issuance costs) (Shares)	[1]						1,362,099
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization		$ 368,692	$ 5	368,687			$ (368,692)
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (Shares)			52,880,354				(52,880,354)	[1]
Conversion of convertible notes into common stock upon the reverse recapitalization		152,113	$ 2	152,111
Conversion of convertible notes into common stock upon the reverse recapitalization (Shares)			15,163,809
Conversion of warrants into common stock upon the reverse capitalization (Shares)			162,977
Reclassification of preferred stock warrant liability upon the reverse recapitalization		450		450
Recapitalization, backstop financing and PIPE financing, net of issuance costs		137,158	$ 4	137,154
Recapitalization, backstop financing and PIPE financing, net of issuance costs (Shares)			28,793,750
Stockholder contribution of stock for inducement in connection with the reverse recapitalization (Shares)			(689,113)
Stock issuance for inducement in connection with the reverse recapitalization		20,000		20,000
Stock issuance for inducement in connection with the reverse recapitalization (Shares)			689,113
Gain on extinguishment of convertible loan		36,782		36,782
Stock-based compensation		10,558		10,558
Foreign currency translation adjustments		(160)			(160)
Net loss		(220,609)				(220,609)
Ending balance at Dec. 31, 2021		$ 92,336	$ 12	$ 734,142	$ 724	$ (642,542)
Ending balance (in shares) at Dec. 31, 2021			119,624,679

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 0.34456 established in the Merger as described in Note 3.